LOANS, FINANCING AND DEBENTURES - Additional Information (Details) R$ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2023 BRL (R$)	Sep. 30, 2023 BRL (R$) item shares	Jun. 30, 2023 BRL (R$)	May 31, 2020 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Jul. 01, 2023
Disclosure of detailed information about borrowings [line items]
Fund raised					R$ 11,821,045	R$ 8,500,000	R$ 4,828,697
Number of notes issued		7,000,000
Equity interest					32,100,302	32,224,264
Payment of loans and financing and debentures - principal					13,763,329	R$ 6,734,696	R$ 8,175,960
Provision for guarantees in noncurrent liabilities					R$ 153,945
Minimum
Disclosure of detailed information about borrowings [line items]
Percentage of equity interest guaranteed					1.00%
Maximum
Disclosure of detailed information about borrowings [line items]
Percentage of equity interest guaranteed					5.00%
Furnas [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary					100.00%	99.67%
CGT Eletrosul
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary					100.00%	99.96%
Eletronorte
Disclosure of detailed information about borrowings [line items]
Payment term			5 years
Proportion of ownership interest in subsidiary					100.00%	99.69%
Debentures of the first series
Disclosure of detailed information about borrowings [line items]
Value of notes issued		R$ 4,000,000
Debentures of the second series
Disclosure of detailed information about borrowings [line items]
Value of notes issued		R$ 3,000,000
Banco Itau | Eletronorte
Disclosure of detailed information about borrowings [line items]
Fund raised			R$ 820,000
Bank of Brasil, CDI Interest Rate Plus 2.0% p.a | Furnas [Member]
Disclosure of detailed information about borrowings [line items]
Fund raised					R$ 680,000
Bank Credit Notes (CCB) | CGT Eletrosul
Disclosure of detailed information about borrowings [line items]
Fund raised				R$ 1,000,000
Extended term of borrowings			5 years
Bank Credit Notes (CCB) | CGT Eletrosul | CDI
Disclosure of detailed information about borrowings [line items]
Interest rate			2.62%					2.17%
Bank Credit Notes (CCB) | Eletronorte
Disclosure of detailed information about borrowings [line items]
Fund raised			R$ 140,000
Bank Credit Notes (CCB) | Eletronorte | CDI
Disclosure of detailed information about borrowings [line items]
Interest rate			2.00%
Export Credit Note | Eletronorte
Disclosure of detailed information about borrowings [line items]
Fund raised			R$ 680,000
Interest rate			2.20%
Amazonas, First Issue Of Debentures
Disclosure of detailed information about borrowings [line items]
Value of notes issued			R$ 180,555
Amazonas, First Issue Of Debentures | CDI
Disclosure of detailed information about borrowings [line items]
Interest rate			2.75%		2.17%
Eletronorte, Second Issue Of Debentures
Disclosure of detailed information about borrowings [line items]
Extended term of borrowings			5 years
Value of notes issued			R$ 333,333
Eletronorte, Second Issue Of Debentures | Eletronorte | CDI
Disclosure of detailed information about borrowings [line items]
Interest rate			2.60%
Eletrobras fourth issue of simple debentures
Disclosure of detailed information about borrowings [line items]
Number of debentures issued | shares		7,000,000
Number Of series for issuance of debentures | item		2
Value of notes issued		R$ 7,000,000
Value of Financing		R$ 1,000
Furnas first issue of commercial paper
Disclosure of detailed information about borrowings [line items]
Number of notes issued		3,500,000
Number Of series for issuance of notes | item		5
Value of notes issued		R$ 3,500,000
Furnas - Maturity 23/08/2025
Disclosure of detailed information about borrowings [line items]
Number of notes issued		500,000
Furnas - Maturity 23/08/2026
Disclosure of detailed information about borrowings [line items]
Value of notes issued		R$ 500,000
Furnas - Maturity 23/08/2027
Disclosure of detailed information about borrowings [line items]
Value of notes issued		1,000,000
Furnas - Maturity 23/08/2027
Disclosure of detailed information about borrowings [line items]
Value of notes issued		500,000
Furnas - Maturity 23/08/2028
Disclosure of detailed information about borrowings [line items]
Value of notes issued		R$ 1,000,000
Eletrobras - Commercial Paper, Maturity October 2023
Disclosure of detailed information about borrowings [line items]
Payment of loans and financing and debentures - principal	R$ 6,284,425